Schedule of investments
Macquarie Natural Resources Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.56%
Asset Management & Custody Banks — 2.56%
Sprott Physical Uranium Trust †	249,861	$ 4,321,225
Total Closed-Ended Trust (cost $3,301,478)		4,321,225

Common Stocks — 99.04%
Aluminum — 4.05%
Alcoa	180,983	6,837,538
		6,837,538
Commodity Chemicals — 2.50%
Methanex	84,462	4,218,032
		4,218,032
Construction & Engineering — 2.00%
Arcosa	34,926	3,378,741
		3,378,741
Construction Materials — 5.41%
CRH	74,632	6,927,034
Titan Cement International	53,123	2,212,104
		9,139,138
Copper — 2.25%
ERO Copper †	282,070	3,802,926
		3,802,926
Diversified Metals & Mining — 12.11%
Anglo American	307,445	9,098,809
China Metal Recycling Holdings =, †	30,000,000	0
Hudbay Minerals	775,367	6,280,473
Lifezone Metals †	170,708	1,186,420
MP Materials †	249,122	3,886,303
		20,452,005
Electrical Components & Equipment — 0.80%
Sunrun †	145,474	1,345,635
		1,345,635
Fertilizers & Agricultural Chemicals — 8.15%
CF Industries Holdings	97,492	8,318,017
Nutrien	121,713	5,446,657
		13,764,674
Forest Products — 4.75%
Canfor †	153,657	1,622,674
Louisiana-Pacific	31,639	3,276,219
West Fraser Timber	35,946	3,114,595
		8,013,488
Gold — 9.33%
Endeavour Mining	254,694	4,543,633
Newmont	90,586	3,371,611
SSR Mining	130,800	913,584
Wheaton Precious Metals	123,221	6,929,949
		15,758,777
	Number ofshares	Value (US $)
Common Stocks (continued)
Integrated Oil & Gas — 8.19%
Shell	343,155	$ 10,636,791
Unit	105,686	3,191,717
		13,828,508
Oil & Gas Equipment & Services — 3.00%
Schlumberger	132,209	5,068,893
		5,068,893
Oil & Gas Exploration & Production — 20.43%
ARC Resources	222,711	4,039,150
Chord Energy	37,929	4,434,659
Diamondback Energy	21,664	3,549,213
Expand Energy	56,675	5,641,996
Kimbell Royalty Partners	355,815	5,774,877
Parex Resources	203,121	2,060,248
Permian Resources	342,410	4,923,856
Tourmaline Oil	87,893	4,067,371
		34,491,370
Oil & Gas Refining & Marketing — 3.54%
Valero Energy	48,726	5,973,320
		5,973,320
Paper Products — 5.07%
International Paper	107,791	5,801,312
Sylvamo	34,803	2,750,133
		8,551,445
Renewable Electricity — 1.14%
Spruce Power Holding †	281,475	835,981
Sunnova Energy International †	315,860	1,083,400
		1,919,381
Semiconductors — 1.24%
First Solar †	11,897	2,096,727
		2,096,727
Specialty Chemicals — 2.54%
Corteva	75,127	4,279,234
		4,279,234
Steel — 2.54%
Metallus †	183,534	2,593,336
Steel Dynamics	14,917	1,701,582
		4,294,918
Total Common Stocks (cost $196,233,345)		167,214,750

Short-Term Investments — 0.39%
Money Market Mutual Funds — 0.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	167,607	167,607
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	167,608	167,608
NQ- IV955 [1224] 0225 (4220649)    1

Schedule of investments
Macquarie Natural Resources Fund   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	167,608	$ 167,608
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	167,607	167,607
Total Short-Term Investments (cost $670,430)		670,430

Total Value of Securities—101.99% (cost $200,205,253)		172,206,405
Liabilities Net of Receivables and Other Assets—(1.99%)		(3,367,390)
Net Assets Applicable to 11,195,779 Shares Outstanding—100.00%		$168,839,015

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV955 [1224] 0225 (4220649)